Basis of accounting	6 Months Ended
Jun. 30, 2020
Basis of accounting
Basis of accounting

2.             Basis of accounting

(a)Statement of compliance

This unaudited condensed consolidated interim financial information has been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting as adopted by the International Accounting Standards Board (IASB). This unaudited condensed consolidated interim financial information does not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s Consolidated Financial Statements for the year ended December 31, 2019.

(b)Basis of measurement

This unaudited condensed consolidated interim financial information has been prepared on the historical cost basis except for the liability for cash-settled awards and the call option which are measured at fair value on each reporting date.

(c)Going concern

The financial position of the Group, its cash flows, liquidity position and credit facilities are described in the primary statements and notes of this unaudited condensed consolidated interim financial information, including Note 19 in relation to the long-term bank loan obtained by the Group in order to finance the acquisition of a  100% ownership interest in HeadHunter from Mail.Ru Group Limited in 2016.

Despite the deterioration of the Group’s financial performance during the second quarter of 2020 and further uncertainties related to the COVID‑19 pandemic, management reasonably assumes that the Group has adequate resources to continue its operations without significant disruptions for the foreseeable future, which is at least 12 months from the date when this financial information was authorized for issue. Accordingly, they are satisfied that the unaudited condensed consolidated interim financial information should be prepared on a going concern basis. Please see also Note 1(c). Management believes that there is no significant uncertainty regarding going concern.

(d)Seasonality

We generally do not experience seasonal fluctuations in demand for our services. Prior to the impacts of COVID-19 mentioned above, our revenue remains relatively stable throughout each quarter, however, our first quarter revenue is typically slightly lower than the other quarters due to a winter holiday period in Russia, which results in lower business activity in this quarter.